Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Investments in Associates and Joint Ventures

	Joint		2017	Joint		2016
	ventures	Associates	Total	ventures	Associates	Total
	£m	£m	£m	£m	£m	£m
At 1 January	19	244	263	20	187	207
Exchange adjustments	(2)	(10)	(12)	4	41	45
Additions	—	15	15	3	8	11
Disposals	—	(92)	(92)	—	—	—
Distributions received	(1)	(1)	(2)	(2)	(1)	(3)
Other movements	—	(2)	(2)	(2)	—	(2)
(Loss)/profit after tax recognised in the consolidated income statement	(3)	16	13	(4)	9	5

At 31 December	13	170	183	19	244	263

Summary of Balance Sheet Information

Summarised balance sheet information, based on results information, in respect of Innoviva is set out below:

	At 31 December	At 31 December
	2017	2016
	£m	£m
Non-current assets	124	146
Current assets	148	160

Current liabilities	(26)	(16)
Non-current liabilities	(426)	(575)

Net liabilities	(180)	(285)

	2017	2016
	£m	£m
Interest in associated undertaking	(57)	(84)
Goodwill	86	84
Fair value and other adjustments	118	138

Carrying value at 31 December	147	138